SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation
The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to the fair value of share-based compensation.

Functional and presentation currency
c.	Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. The Company’s financing has been provided in dollars, revenues are expected to be primarily in dollars and a significant part of expenses are incurred in dollars. The financial statements are presented in dollars, which is the Company’s functional and presentation currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (I) for transactions — exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank deposits
e.	Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Bank deposits with maturity of more than one year are considered long-term.

Property and equipment
f.	Property and equipment:

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated utilizing the straight-line method on the basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Laboratory equipment	10 – 33 (mainly 15 – 25)
Office equipment and furniture	7 – 15
Computers and related equipment	33

Leasehold improvements are amortized utilizing the straight-line method over the shorter of the expected lease term or the estimated useful life of the improvements.

Impairment of long-lived assets
g.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would then be written down to their estimated fair values.
For the three years ended December 31, 2017, the Company did not recognize an impairment loss for its long-lived assets.

Share-based compensation
h.	Share-based compensation

The Company accounts for employees’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

When options are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Research and development expenses
i.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Acquisitions of in-process research and development product candidate, which are not part of business combination, are recognized as an expense as research and development expenses as incurred.

Grants received from National Authority for Technological Innovation (hereafter — “NATI”), or the Israel Innovation Authority (hereafter — “NATI”), formerly known as  the Office of the Chief Scientist of the Ministry of Economy and Industry, or the OCS are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. See note 5 1)a.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company out sources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials. Clinical trial costs are expensed as incurred.

Revenue recognition
j.	Revenue recognition

The Company's revenues are royalties from rights for use and commercialization of a product for skin protection granted to a third party.

Royalties are recognized when subsequent sales are made by the licensees.

Income taxes
k.	Income taxes:

1)	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2)	Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Loss per share
l.	Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options, which are included under the treasury stock method when dilutive. The calculation of diluted loss per share does not include 236,043, 349,740 and 673,892 options for the years ended December 31, 2015, 2016 and 2017, respectively, because the effect would be anti-dilutive.

Fair value measurement
m.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The carrying amount of the cash and cash equivalents, bank deposits and accrued expenses and other liabilities approximates their fair value.

Concentration of credit risks
n.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, bank deposits and third party credit exposure as part of long-term receivables. The Company deposits cash and cash equivalents with highly rated financial institutions (Israeli banks). The Company has not experienced any credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments. The Company assesses risk associated with the quality of the third party credit by evaluating the third party’s financial standing and other factors.

Newly issued and recently adopted accounting pronouncements
o.	Newly issued and recently adopted accounting pronouncements:

1)
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the existing guidance for lease accounting, Leases (Topic 840). ASU 2016-02 requires lessees to recognize leases on their balance sheets, and leaves lessor accounting largely unchanged. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early application is permitted for all entities. ASU 2016-02 requires a modified retrospective approach for all leases existing at, or entered into after, the date of initial application, with an option to elect to use certain transition relief. The Company is currently evaluating the impact of this new standard on its financial statements.

2)
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”) "Revenue from Contracts with Customers."  ASU 2014-09 will supersede most current revenue recognition guidance, including industry-specific guidance.  The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. On July 9, 2015, the FASB deferred the effective date of the standard by one year, which results in the new standard being effective for the Company at the beginning of its first quarter of fiscal year 2018.  In addition, during March, April and May 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers : Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers : Identifying Performance Obligations and Licensing and ASU 2016-12, Revenue from Contracts with Customers : Narrow-Scope Improvements and Practical Expedients, respectively, which clarified the guidance on certain items such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes.  The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. According to the company's assessment, the adoption of this standard does not have a material impact on the financial statements.